Listing of companies in the Group - Subsidiary held by BW LPG Infrastructure Holding Ltd (Details)	Dec. 31, 2024
BW LPG Infrastructure Holding Ltd | BW LPG Shipping FZCO (formerly known as BW LPG Infrastructure DMCC)
Listing of companies in the Group
Effective equity holding	100.00%